JORDEN BURT BERENSON & JOHNSON LLP
                          Suite 400 East
                1025 Thomas Jefferson Street, N.W.
                    Washington, DC  2007-0805
                          (202) 965-8100








                         October 27, 1995



The Rushmore Fund, Inc.
4922 Fairmont Avenue
Bethesda, Maryland  20814

     Re:  The Rushmore Fund, Inc.
          Registration Nos. 2-99388 and 811-4369
          Rule 24f-2 Notice


Gentlemen:

     This opinion is furnished in connection with Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). We understand that, pursuant to Rule 24f-2 under the 1940 Act, The Rushmore Fund, Inc. (the "Fund") has registered an indefinite number of shares of Common Stock, $.001 par value per share, of the Fund (the "Shares") under the Securities Act of 1933, as amended. We further understand that, pursuant to the provisions of Rule 24f-2, the Fund is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of the Shares sold in reliance upon Rule 24f-2 during the fiscal year ended August 31, 1995.

     In connection with rendering this opinion, we have reviewed certain documents with respect to the Fund, including the Fund's Articles of Incorporation, Bylaws, minutes provided to us by the Fund, certain agreements provided to us by the Fund, and such other documents as we have deemed necessary and appropriate. We have assumed that all such documents are in full force and effect and have not been rescinded or modified. We have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies. We have assumed, without independent investigation or verification, the accuracy of all facts set forth in certificates executed by public officials and authorized
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The Rushmore Fund, Inc.
October 27, 1995
Page 2


representatives of the Fund and the accuracy of all facts set forth in oral or written statements made to us.

     We have assumed the validity of all corporate actions represented to us as having been taken. We have also assumed substantial compliance by the Fund and its representatives with all applicable legal requirements to the extent necessary to validate the actions taken or intended to be taken in connection with the authorization, issuance, classification, designation, and other corporate actions with respect to the Shares described below. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to our attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

     Based upon and subject to the foregoing, we are of the opinion that the Shares, which are the subject of the Notice filed with the Securities and Exchange Commission today, were legally issued, fully paid, and nonassessable.

     We consent to the filing of this opinion with the Notice. This opinion is rendered solely in connection with the Fund's Rule 24f-2 Notice, dated October 27, 1995, and may not be relied upon for any other purposes without our written consent first had and obtained.

                                        Very truly yours,


                                        /s/Jorden Burt Berenson &
Johnson LLP
                                        JORDEN  BURT  BERENSON  &
JOHNSON LLP
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